Right-of-use assets and lease liabilities - Amounts recognized in the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income and revenues
Income from remeasurement of lease liabilities	€ 14	€ 17	€ 6
Other income and revenues	14	17	6
Purchases, services and other
Expense from remeasurement of lease liabilities	3	3	1
Short-term leases	81	59	113
Low-value leases	37	37	27
Variable lease payments not included in the measurement of lease liabilities	22	20	14
Capitalized direct cost associated with self-constructed assets - tangible assets	(5)	(5)	(5)
Purchases, services and other	138	114	150
Depreciation, net impairments and write-off
Depreciation of RoU leased assets	1,199	973	1,013
Capitalized direct cost associated with self-constructed assets - tangible assets	(277)	(199)	(186)
Impairments of RoU leased assets	40	41	18
Reversals of RoU leased assets	(4)	(5)	(14)
Write-off of RoU leased assets	3
Depreciation and impairments	961	810	831
Finance income (expense) from leases
Interests on lease liabilities	(314)	(267)	(315)
Capitalized finance expense of RoU leased assets - tangible assets	17	11	8
Net currency translation differences on lease liabilities	(36)	19	(4)
Finance income (expense) from leases	€ (333)	€ (237)	€ (311)